UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

July 31, 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at investor.columbiathreadneedleus.com.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at investor.columbiathreadneedleus.com/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at investor.columbiathreadneedleus.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	32
Important Information About This Report	37

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Diversified Real Return Fund (the Fund) Class A shares returned 10.52% excluding sales charges for the six-month period that ended July 31, 2016.

■  During the same time period, the Fund outperformed both its Blended Index, which returned 6.12%, and the Citi Three-Month U.S. Treasury Bill Index, which returned 0.13%.

Average Annual Total Returns (%) (for period ended July 31, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class A	03/11/14
Excluding sales charges		10.52	4.39	0.15
Including sales charges		5.28	-0.56	-1.88
Class C	03/11/14
Excluding sales charges		9.98	3.61	-0.60
Including sales charges		8.98	2.61	-0.60
Class R4	03/11/14	10.66	4.66	0.40
Class R5	03/11/14	10.52	4.61	0.35
Class W*	06/25/14	10.54	4.52	0.17
Class Z	03/11/14	10.65	4.77	0.44
Blended Index		6.12	2.19	0.44
Citi Three-Month U.S. Treasury Bill Index		0.13	0.16	0.08

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 35% Barclays Global Inflation-Linked Index (Hedged), 30% Credit Suisse Leveraged Loan Index, 20% Barclays U.S. Dollar Floating Rate Note (FRN) Index and 15% Bloomberg Commodity Index Total Return. Effective August 24, 2016, the Barclays Global Inflation-Linked Index (Hedged) and the Barclays U.S. Dollar Floating Rate Note (FRN) Index were rebranded as the Bloomberg Barclays Global Inflation-Linked Index (Hedged) and the Bloomberg Barclays U.S. Dollar Floating Rate Note (FRN) Index, respectively.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Orhan Imer, Ph.D., CFA

Portfolio Breakdown (%) (at July 31, 2016)
Alternative Investment Funds	18.4
Corporate Bonds & Notes	2.8
Exchange-Traded Funds	4.5
Fixed-Income Funds	56.9
Foreign Government Obligations	1.1
Inflation-Indexed Bonds	2.3
Money Market Funds	14.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

February 1, 2016 – July 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,105.20	1,022.18	2.83	2.72	0.54
Class C	1,000.00	1,000.00	1,099.80	1,018.45	6.73	6.47	1.29
Class R4	1,000.00	1,000.00	1,106.60	1,023.47	1.47	1.41	0.28
Class R5	1,000.00	1,000.00	1,105.20	1,023.27	1.67	1.61	0.32
Class W	1,000.00	1,000.00	1,105.40	1,022.23	2.77	2.66	0.53
Class Z	1,000.00	1,000.00	1,106.50	1,023.52	1.41	1.36	0.27

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC (the Investment Manager) and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until May 31, 2017, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 0.60% for Class A, 1.35% for Class C, 0.35% for Class R4, 0.39% for Class R5, 0.60% for Class W and 0.35% for Class Z. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive certain fees and/or reimburse certain Fund expenses so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. If this voluntary arrangement, which may be revised or discontinued at any time, had not been in place for the six months ended July 31, 2016, the actual expenses paid would have been $3.14 for Class A, $7.05 for Class C, $1.83 for Class R4, $2.04 for Class R5, $3.14 for Class W and $1.83 for Class Z; and the hypothetical expenses paid would have been $3.02 for Class A, $6.77 for Class C, $1.76 for Class R4, $1.96 for Class R5, $3.02 for Class W and $1.76 for Class Z.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed-Income Funds 57.3%

	Shares	Value ($)
FLOATING RATE 27.8%
Columbia Floating Rate Fund, Class I Shares(a)	33,838	300,482
HIGH YIELD 5.0%
Columbia High Yield Bond Fund, Class I Shares(a)	9,239	26,701
Columbia Income Opportunities Fund, Class I Shares(a)	2,875	27,917
Total		54,618
INFLATION PROTECTED SECURITIES 24.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)(b)	28,416	264,840
Total Fixed-Income Funds (Cost: $595,490)		619,940

Alternative Investment Funds 18.6%

Columbia Commodity Strategy Fund, Class I Shares(a)(b)	36,882	200,638
Total Alternative Investment Funds (Cost: $173,714)		200,638

Exchange-Traded Funds 4.6%

VanEck Vectors Gold Miners ETF	500	15,295
iShares MSCI Australia ETF	300	6,267
iShares MSCI Brazil Capped ETF	500	16,620
iShares U.S. Energy ETF	300	11,259
Total Exchange-Traded Funds (Cost: $37,022)		49,441

Corporate Bonds & Notes 2.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
METALS 2.4%
Alcoa, Inc. 02/01/37	5.950%	5,000	5,062
Freeport-McMoRan, Inc. 03/15/23	3.875%	5,000	4,300
Kinross Gold Corp. 03/15/24	5.950%	5,000	5,105
Teck Resources Ltd. 02/01/43	5.400%	10,000	6,950
Vale SA 09/11/42	5.625%	5,000	4,263
Total			25,680

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 0.5%
Kinder Morgan Energy Partners LP 05/01/24	4.300%	5,000	5,077
Total Corporate Bonds & Notes (Cost: $31,151)			30,757

Inflation-Indexed Bonds(c) 2.3%

ITALY 0.8%
Italy Buoni Poliennali Del Tesoro(d) 09/15/41	2.550%	EUR	5,446	8,217
UNITED STATES 1.5%
U.S. Treasury Inflation-Indexed Bond 02/15/42	0.750%		15,944	16,550
Total Inflation-Indexed Bonds (Cost: $22,235)				24,767

Foreign Government Obligations 1.1%

BRAZIL 0.6%
Brazilian Government International Bond 01/20/34	8.250%	5,000	6,287
TURKEY 0.5%
Turkey Government International Bond 03/17/36	6.875%	5,000	5,875
Total Foreign Government Obligations (Cost: $10,212)			12,162

Money Market Funds 14.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.439%(a)(e)	152,824	152,824
Total Money Market Funds (Cost: $152,824)		152,824
Total Investments (Cost: $1,022,648)		1,090,529
Other Assets & Liabilities, Net		(9,229)
Net Assets		1,081,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

At July 31, 2016, cash totaling $4,014 was pledged as collateral.

Investments in Derivatives

Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed rate of 1.991%	6-Month GBP LIBOR-BBA	05/14/2019	GBP	250,000	14,585	—

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	742,162	—	(700,000)	131,552	173,714	—	—	200,638
Columbia Floating Rate Fund, Class I Shares	1,278,591	20,941	(950,000)	(45,187)	304,345	—	20,941	300,482
Columbia High Yield Bond Fund, Class I Shares	140,477	2,642	(110,000)	(6,154)	26,965	—	2,643	26,701
Columbia Income Opportunities Fund, Class I Shares	116,345	2,243	(85,000)	(5,130)	28,458	—	2,244	27,917
Columbia Inflation Protected Securities Fund, Class I Shares	1,089,388	—	(917,500)	63,834	235,722	—	—	264,840
Columbia Short-Term Cash Fund	10,608	3,757,270	(3,615,054)	—	152,824	—	233	152,824
Total	3,377,571	3,783,096	(6,377,554)	138,915	922,028	—	26,061	973,402

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At July 31, 2016, the value of these securities amounted to $8,217 or 0.76% of net assets.

(e)  The rate shown is the seven-day current annualized yield at July 31, 2016.

Currency Legend

EUR  Euro

GBP  British Pound

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Fixed-Income Funds	619,940	—	—	619,940
Alternative Investment Funds	200,638	—	—	200,638
Exchange-Traded Funds	49,441	—	—	49,441
Corporate Bonds & Notes	—	30,757	—	30,757
Inflation-Indexed Bonds	—	24,767	—	24,767
Foreign Government Obligations	—	12,162	—	12,162
Investments measured at net asset value
Money Market Funds	—	—	—	152,824
Total Investments	870,019	67,686	—	1,090,529
Derivatives
Assets
Swap Contracts	—	14,585	—	14,585
Total	870,019	82,271	—	1,105,114

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $100,620)	$117,127
Affiliated issuers (identified cost $922,028)	973,402
Total investments (identified cost $1,022,648)	1,090,529
Foreign currency (identified cost $1)	1
Margin deposits	4,014
Receivable for:
Capital shares sold	100
Dividends	1,329
Interest	1,006
Foreign tax reclaims	7
Variation margin	177
Expense reimbursement due from Investment Manager	425
Prepaid expenses	24
Trustees' deferred compensation plan	6,304
Other assets	7,686
Total assets	1,111,602
Liabilities
Payable for:
Investments purchased	1,291
Management services fees	6
Distribution and/or service fees	2
Audit fees	11,080
Custodian fees	4,183
Printing and postage fees	7,436
Trustees' deferred compensation plan	6,304
Total liabilities	30,302
Net assets applicable to outstanding capital stock	$1,081,300
Represented by
Paid-in capital	$2,117,515
Excess of distributions over net investment income	(12,394)
Accumulated net realized loss	(1,106,243)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,507
Investments — affiliated issuers	51,374
Foreign currency translations	(44)
Swap contracts	14,585
Total — representing net assets applicable to outstanding capital stock	$1,081,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (Unaudited)

Class A
Net assets	$76,073
Shares outstanding	8,067
Net asset value per share	$9.43
Maximum offering price per share(a)	$9.90
Class C
Net assets	$42,100
Shares outstanding	4,462
Net asset value per share(b)	$9.43
Class R4
Net assets	$9,434
Shares outstanding	1,000
Net asset value per share	$9.43
Class R5
Net assets	$9,425
Shares outstanding	1,000
Net asset value per share(b)	$9.42
Class W
Net assets	$9,260
Shares outstanding	983
Net asset value per share	$9.42
Class Z
Net assets	$935,008
Shares outstanding	99,056
Net asset value per share	$9.44

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,430
Dividends — affiliated issuers	26,061
Interest	9,937
Total income	37,428
Expenses:
Management services fees	3,401
Distribution and/or service fees
Class A	63
Class C	196
Class W	11
Transfer agent fees
Class A	5
Class C	4
Class R4	1
Class R5	2
Class Z	220
Compensation of board members	7,410
Custodian fees	6,626
Printing and postage fees	9,808
Registration fees	37,702
Audit fees	9,348
Legal fees	38
Chief compliance officer expenses	1
Other	2,480
Total expenses	77,316
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(72,358)
Total net expenses	4,958
Net investment income	32,470
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,400
Investments — affiliated issuers	138,915
Foreign currency translations	(848)
Futures contracts	(545)
Swap contracts	2,256
Net realized gain	152,178
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	86,277
Investments — affiliated issuers	130,571
Foreign currency translations	135
Futures contracts	2,208
Swap contracts	1,616
Net change in unrealized appreciation	220,807
Net realized and unrealized gain	372,985
Net increase in net assets resulting from operations	$405,455

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations
Net investment income	$32,470	$225,088
Net realized gain (loss)	152,178	(1,203,803)
Net change in unrealized appreciation	220,807	341,688
Net increase (decrease) in net assets resulting from operations	405,455	(637,027)
Distributions to shareholders
Net investment income
Class A	(628)	(589)
Class C	(304)	(316)
Class R4	(149)	(298)
Class R5	(113)	(235)
Class W	(102)	(213)
Class Z	(37,700)	(238,499)
Total distributions to shareholders	(38,996)	(240,150)
Decrease in net assets from capital stock activity	(3,467,685)	(4,431,497)
Total decrease in net assets	(3,101,226)	(5,308,674)
Net assets at beginning of period	4,182,526	9,491,200
Net assets at end of period	$1,081,300	$4,182,526
Excess of distributions over net investment income	$(12,394)	$(5,868)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,391	31,821	3,943	35,004
Distributions reinvested	57	524	41	372
Redemptions	(360)	(3,400)	(496)	(4,694)
Net increase	3,088	28,945	3,488	30,682
Class C shares
Subscriptions	105	1,000	3,315	30,000
Distributions reinvested	26	234	19	168
Redemptions	—	—	(207)	(1,865)
Net increase	131	1,234	3,127	28,303
Class R4 shares
Subscriptions	—	—	308	2,904
Distributions reinvested	4	34	6	58
Redemptions	(318)	(3,015)	—	—
Net increase (decrease)	(314)	(2,981)	314	2,962
Class Z shares
Subscriptions	541	5,000	717	6,500
Distributions reinvested	13	117	6	56
Redemptions	(373,134)	(3,500,000)	(525,087)	(4,500,000)
Net decrease	(372,580)	(3,494,883)	(524,364)	(4,493,444)
Total net decrease	(369,675)	(3,467,685)	(517,435)	(4,431,497)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended July 31, 2016		Year Ended January 31,
Class A	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$8.63		$9.48	$10.00
Income from investment operations:
Net investment income	0.08		0.20	0.24
Net realized and unrealized gain (loss)	0.82		(0.83)	(0.49)
Total from investment operations	0.90		(0.63)	(0.25)
Less distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.27)
Total distributions to shareholders	(0.10)		(0.22)	(0.27)
Net asset value, end of period	$9.43		$8.63	$9.48
Total return	10.52%		(6.79%)	(2.58%)
Ratios to average net assets(b)
Total gross expenses	4.66	%(c)	2.17%	2.44	%(c)
Total net expenses(d)	0.54	%(c)	0.51%	0.55	%(c)
Net investment income	1.72	%(c)	2.27%	2.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$76		$43	$14
Portfolio turnover	3%		32%	17%

Notes to Financial Highlights

(a)  Based on operations from March 11, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,
Class C	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$8.64		$9.48	$10.00
Income from investment operations:
Net investment income	0.04		0.14	0.18
Net realized and unrealized gain (loss)	0.82		(0.83)	(0.50)
Total from investment operations	0.86		(0.69)	(0.32)
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)	(0.20)
Total distributions to shareholders	(0.07)		(0.15)	(0.20)
Net asset value, end of period	$9.43		$8.64	$9.48
Total return	9.98%		(7.39%)	(3.24%)
Ratios to average net assets(b)
Total gross expenses	5.41	%(c)	2.89%	3.21	%(c)
Total net expenses(d)	1.29	%(c)	1.25%	1.31	%(c)
Net investment income	0.96	%(c)	1.53%	1.99	%(c)
Supplemental data
Net assets, end of period (in thousands)	$42		$37	$11
Portfolio turnover	3%		32%	17%

Notes to Financial Highlights

(a)  Based on operations from March 11, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R4	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$8.63		$9.48	$10.00
Income from investment operations:
Net investment income	0.09		0.22	0.27
Net realized and unrealized gain (loss)	0.83		(0.83)	(0.50)
Total from investment operations	0.92		(0.61)	(0.23)
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.29)
Total distributions to shareholders	(0.12)		(0.24)	(0.29)
Net asset value, end of period	$9.43		$8.63	$9.48
Total return	10.66%		(6.56%)	(2.37%)
Ratios to average net assets(b)
Total gross expenses	4.41	%(c)	1.91%	2.19	%(c)
Total net expenses(d)	0.28	%(c)	0.26%	0.30	%(c)
Net investment income	1.97	%(c)	2.46%	3.03	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$11	$9
Portfolio turnover	3%		32%	17%

Notes to Financial Highlights

(a)  Based on operations from March 11, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R5	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$8.63		$9.47	$10.00
Income from investment operations:
Net investment income	0.09		0.22	0.26
Net realized and unrealized gain (loss)	0.81		(0.82)	(0.50)
Total from investment operations	0.90		(0.60)	(0.24)
Less distributions to shareholders:
Net investment income	(0.11)		(0.24)	(0.29)
Total distributions to shareholders	(0.11)		(0.24)	(0.29)
Net asset value, end of period	$9.42		$8.63	$9.47
Total return	10.52%		(6.50%)	(2.42%)
Ratios to average net assets(b)
Total gross expenses	4.44	%(c)	1.99%	2.24	%(c)
Total net expenses(d)	0.32	%(c)	0.31%	0.35	%(c)
Net investment income	1.91	%(c)	2.42%	2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$9	$9
Portfolio turnover	3%		32%	17%

Notes to Financial Highlights

(a)  Based on operations from March 11, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,
Class W	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$8.62		$9.46	$10.17
Income from investment operations:
Net investment income	0.08		0.20	0.19
Net realized and unrealized gain (loss)	0.82		(0.82)	(0.66)
Total from investment operations	0.90		(0.62)	(0.47)
Less distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.24)
Total distributions to shareholders	(0.10)		(0.22)	(0.24)
Net asset value, end of period	$9.42		$8.62	$9.46
Total return	10.54%		(6.70%)	(4.67%)
Ratios to average net assets(b)
Total gross expenses	4.65	%(c)	2.19%	2.45	%(c)
Total net expenses(d)	0.53	%(c)	0.51%	0.55	%(c)
Net investment income	1.72	%(c)	2.22%	3.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$8	$9
Portfolio turnover	3%		32%	17%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Z	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$8.64		$9.48	$10.00
Income from investment operations:
Net investment income	0.09		0.22	0.27
Net realized and unrealized gain (loss)	0.83		(0.82)	(0.50)
Total from investment operations	0.92		(0.60)	(0.23)
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.29)
Total distributions to shareholders	(0.12)		(0.24)	(0.29)
Net asset value, end of period	$9.44		$8.64	$9.48
Total return	10.65%		(6.45%)	(2.37%)
Ratios to average net assets(b)
Total gross expenses	4.41	%(c)	1.94%	2.20	%(c)
Total net expenses(d)	0.27	%(c)	0.26%	0.30	%(c)
Net investment income	1.87	%(c)	2.45%	3.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$935		$4,074	$9,437
Portfolio turnover	3%		32%	17%

Notes to Financial Highlights

(a)  Based on operations from March 11, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2016 (Unaudited)

Note 1. Organization

Columbia Diversified Real Return Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the

NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate market risk exposure to produce incremental earnings and to gain exposure to or protect itself from market rate changes. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on swap contracts	14,585	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Interest rate risk	(545)	2,256	1,711
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Interest rate risk	2,208	1,616	3,824

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	49,910
Futures contracts — Short	18,882
Derivative Instrument	Average Unrealized Appreciation ($)**	Average Unrealized Depreciation ($)**
Interest rate swap contracts	13,903	—

*Based on the daily outstanding amounts for the six months ended July 31, 2016.

**Based on the ending quarterly outstanding amounts for the six months ended July 31, 2016.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2016:

Morgan Stanley ($)
Assets
Centrally cleared interest rate swap contracts(a)	177
Total Financial and Derivative Net Assets	177
Total collateral received (pledged)(b)	—
Net Amount(c)	177

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees and Underlying Fund Fees

Effective June 1, 2016, the Fund entered into a Management Agreement with the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds, including exchange-traded funds and closed-end funds, that pay a management fee (or advisory fee, as applicable) to the Investment Manager and (ii) 0.76% on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates; and securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management fee, third-party closed-end funds, derivatives and individual securities. Prior to June 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. The annualized effective management services fee rate for the six months ended July 31, 2016 (reflecting all advisory and administrative services fees paid to the Investment Manager) was 0.19% of the Fund's average daily net assets. For the period from February 1, 2016 through May 31, 2016, the investment advisory services fee paid to the Investment Manager was $2,260, and the

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

administrative services fee paid to the Investment Manager was $420.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of July 31, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended July 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.01%
Class C	0.01
Class R4	0.01
Class R5	0.05
Class W	0.01
Class Z	0.01

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes,

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $888 for Class A and $0 for Class C shares for the six months ended July 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	June 1, 2016 through May 31, 2017	Prior to June 1, 2016
Class A	0.60%	0.60%
Class C	1.35	1.35
Class R4	0.35	0.35
Class R5	0.39	0.29
Class W	0.60	0.60
Class Z	0.35	0.35

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund's net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2016, the cost of investments for federal income tax purposes was approximately $1,023,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$73,000
Unrealized depreciation	(5,000)
Net unrealized appreciation	$68,000

The following capital loss carryforwards, determined as of January 31, 2016, may be available to reduce taxable income arising from future net realized gains on

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	10,800
No expiration — long-term	706,955
Total	717,755

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $107,319 and $3,724,426, respectively, for the six months ended July 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended July 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At July 31, 2016, affiliated shareholders of record owned 89.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Diversified Real Return Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through May 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

•  The subadvisory fees to be charged, if any, to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the ninety-first percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016

COLUMBIA DIVERSIFIED REAL RETURN FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Diversified Real Return Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR249_01_F01_(09/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016